Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
May 31, 2026
SHY-NPRT3-0726
1.9904452.104
Bank Loan Obligations - 8.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(d)(e)	51,352	51,352
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(d)(e)	25,791	25,791

TOTAL COLOMBIA		77,143
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	125,000	123,639
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(d)	4,962	3,766
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(d)	166,678	70,838
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	190,000	183,350
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	261,494	253,910

TOTAL SWITZERLAND		437,260
UNITED STATES - 7.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(d)	29,060	23,704
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(d)	190,000	180,764
		204,468
Entertainment - 0.2%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	263,000	261,411
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	150,000	135,215
TOTAL COMMUNICATION SERVICES		601,094
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.0%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(d)	264,166	243,495
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	308,864	294,613
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(d)	225,241	195,115
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)(g)	9,627	8,339
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)	372,661	327,941
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(d)	164,435	144,703
		1,214,206
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(d)	328,861	300,743
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(d)	250,000	240,000
		540,743
Specialty Retail - 0.3%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(d)(h)	182,000	170,047
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(d)	70,000	69,313
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(d)	98,546	91,637
		330,997
TOTAL CONSUMER DISCRETIONARY		2,085,946
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	54,725	52,468
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(e)(f)	1,490	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(e)(f)	430	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(f)	3,246	1,228
		1,228
TOTAL CONSUMER STAPLES		53,696
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	1,058,125	687,305
Financials - 0.4%
Financial Services - 0.1%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(e)	70,000	70,933
Insurance - 0.3%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	390,000	380,168
TOTAL FINANCIALS		451,101
Health Care - 1.3%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(d)(e)	6,949	4,864
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(d)	6,907	5,802
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(d)	45,000	43,875
		54,541
Pharmaceuticals - 1.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	1,590,377	1,534,046
TOTAL HEALTH CARE		1,588,587
Industrials - 0.9%
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(d)	10,915	6,239
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	104,542	61,837
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(d)	50,000	24,917
		92,993
Commercial Services & Supplies - 0.8%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(d)	124,720	109,442
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(d)	19,686	16,039
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	755,959	554,119
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	205,000	202,501
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(d)	125,000	124,219
		1,006,320
TOTAL INDUSTRIALS		1,099,313
Information Technology - 0.6%
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(d)	11,000	9,030
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(d)	228,597	212,380
		221,410
Software - 0.4%
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(d)	68,000	65,737
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	500,000	487,795
		553,532
TOTAL INFORMATION TECHNOLOGY		774,942
Materials - 1.6%
Chemicals - 1.6%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(d)	5,000	4,500
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(d)	185,000	138,750
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	420,713	378,642
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(d)	4,885	4,374
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	397,322	378,561
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(d)	420,015	406,364
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(d)	124,265	114,479
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	305,738	302,680
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	170,000	169,788
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	159,332	133,713
TOTAL MATERIALS		2,031,851
TOTAL UNITED STATES		9,373,835
TOTAL BANK LOAN OBLIGATIONS (Cost $10,290,790)		10,086,481

Common Stocks - 0.2%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	3,726	70,058
Altice France Holding SA rights (e)(i)(j)(k)	106	1,289

TOTAL FRANCE		71,347
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
White Iris LLC (e)	153	1,689
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Anteris Technologies Global Corp (i)	8,000	68,960
Health Care Providers & Services - 0.1%
Cano Health LLC (e)(i)	981	1,256
Cano Health LLC warrants 6/28/2029 (e)(i)	107	1
ModivCare Inc (e)	890	5,006
Surgery Partners Inc (i)	8,465	113,093
		119,356
TOTAL HEALTH CARE		188,316
TOTAL UNITED STATES		190,005
TOTAL COMMON STOCKS (Cost $314,025)		261,352

Convertible Corporate Bonds - 2.7%
	Principal Amount (a)	Value ($)
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 2.75% 12/15/2030 (j)	206,000	233,707
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 3.125% 3/15/2030	460,000	370,990
UNITED STATES - 2.2%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	56,839	223,092
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	421,000	403,529
Industrials - 0.3%
Electrical Equipment - 0.3%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	334,000	282,898
Fluence Energy Inc 2.25% 6/15/2030	50,000	61,615
TOTAL INDUSTRIALS		344,513
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	55,000	121,137
ON Semiconductor Corp 0% 5/1/2027 (m)	54,000	123,282
		244,419
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	282,000	562,364
Strategy Inc 0% 12/1/2029 (m)	330,000	300,201
Terawulf Inc 0% 5/1/2032 (j)(m)	189,000	288,040
		1,150,605
TOTAL INFORMATION TECHNOLOGY		1,395,024
Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp 4.25% 12/1/2027	361,000	368,040
TOTAL UNITED STATES		2,734,198
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,623,846)		3,338,895

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	3,358	123,742
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (e)(i)	3,085	95,820
Information Technology - 0.1%
Software - 0.1%
Oracle Corp Series D 6.5%	2,034	131,092
TOTAL UNITED STATES		350,654
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $335,667)		350,654

Non-Convertible Corporate Bonds - 86.5%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)		145,000	117,813
BRAZIL - 0.6%
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (f)(j)		411,000	99,223
Passenger Airlines - 0.1%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)		120,000	111,900
TOTAL INDUSTRIALS			211,123
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (j)		520,000	520,978
TOTAL BRAZIL			732,101
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.5% 10/2/2030 (j)		115,000	117,155
CANADA - 1.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)		86,000	87,151
TELUS Corp 7% 10/15/2055 (c)		110,000	113,223
TOTAL COMMUNICATION SERVICES			200,374
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)		162,000	163,209
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)		141,000	143,557
TOTAL CONSUMER DISCRETIONARY			306,766
Materials - 1.1%
Metals & Mining - 1.1%
Hudbay Minerals Inc 6.125% 4/1/2029 (j)		1,342,000	1,351,433
TOTAL CANADA			1,858,573
COLOMBIA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (f)(j)		546,000	204,067
Gran Tierra Energy Inc 9.75% 4/15/2031 (j)		243,000	230,926

TOTAL COLOMBIA			434,993
FRANCE - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.875% 7/15/2032 (j)		39,542	38,607
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Forvia SE 6.75% 9/15/2033 (j)		324,000	326,091
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (j)		170,000	181,806
TOTAL FRANCE			546,504
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)		216,000	210,411
Kosmos Energy Ltd 7.75% 5/1/2027 (j)		110,000	109,338
Kosmos Energy Ltd 8.75% 10/1/2031 (j)		135,000	122,830
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (j)		373,488	380,958

TOTAL GHANA			823,537
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		25,000	24,871
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		30,000	30,682

TOTAL ISRAEL			55,553
LUXEMBOURG - 0.9%
Communication Services - 0.4%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (j)		195,000	141,293
Altice Financing SA 9.625% 7/15/2027 (j)		157,000	121,354
			262,647
Wireless Telecommunication Services - 0.2%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)		271,400	263,948
TOTAL COMMUNICATION SERVICES			526,595
Materials - 0.5%
Chemicals - 0.5%
Herens Holdco Sarl 4.75% 5/15/2028 (j)		695,000	609,855
TOTAL LUXEMBOURG			1,136,450
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)		55,000	55,655
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (j)		98,000	97,559
IHS Holding Ltd 6.25% 11/29/2028 (j)		26,000	25,896
IHS Holding Ltd 7.875% 5/29/2030 (j)		110,000	113,265
IHS Holding Ltd 8.25% 11/29/2031 (j)		20,000	20,897

TOTAL NIGERIA			257,617
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (j)		216,000	221,608
SWITZERLAND - 0.7%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (j)		115,000	111,495
Materials - 0.6%
Chemicals - 0.6%
Consolidated Energy Finance SA 12% 2/15/2031 (j)		245,000	257,556
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)		520,000	505,919
TOTAL MATERIALS			763,475
TOTAL SWITZERLAND			874,970
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)		200,000	203,065
UNITED STATES - 80.6%
Communication Services - 7.0%
Diversified Telecommunication Services - 3.9%
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)		415,000	424,404
Edged Compute LLC 7.5% 4/30/2031 (j)		445,000	446,149
Level 3 Financing Inc 6.875% 6/30/2033 (j)		1,549,500	1,596,035
Level 3 Financing Inc 7% 3/31/2034 (j)		265,000	274,669
Level 3 Financing Inc 7.5% 2/15/2037 (j)		160,000	164,912
Level 3 Financing Inc 8.5% 1/15/2036 (j)		505,000	545,986
Lumen Technologies Inc 4.5% 1/15/2029 (j)		7,000	6,737
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)		405,000	407,083
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)		580,000	580,795
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (j)		245,000	245,492
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)		175,000	172,803
			4,865,065
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (j)		155,000	162,400
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (j)		35,000	34,691
Snap Inc 6.875% 3/15/2034 (j)		62,000	61,033
			95,724
Media - 2.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)		1,098,000	917,135
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)		348,000	310,241
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)		307,000	300,091
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)		129,000	125,877
CMG Media Corp 8.875% 6/18/2029 (j)		29,000	23,279
CSC Holdings LLC 3.375% 2/15/2031 (j)		291,000	161,899
CSC Holdings LLC 4.125% 12/1/2030 (j)		170,000	96,899
CSC Holdings LLC 4.5% 11/15/2031 (j)		235,000	133,363
CSC Holdings LLC 4.625% 12/1/2030 (j)		108,000	25,380
EW Scripps Co/The 9.875% 8/15/2030 (j)		171,000	163,260
Nexstar Media Inc 6.5% 9/15/2033 (j)		110,000	110,876
Univision Communications Inc 8.5% 7/31/2031 (j)		1,014,000	1,020,823
Univision Communications Inc 8.875% 4/15/2033 (j)		269,000	267,974
			3,657,097
TOTAL COMMUNICATION SERVICES			8,780,286
Consumer Discretionary - 10.1%
Automobile Components - 0.4%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)		97,000	97,361
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)		245,000	245,677
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)		165,000	165,056
			508,094
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)		277,000	273,099
Broadline Retail - 1.8%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (j)		74,261	60,607
Saks Global Enterprises LLC 11% (f)(j)		1	0
Saks Global Enterprises LLC 11% (e)(f)(j)		46,349	0
Wayfair LLC 6.75% 11/15/2032 (j)		559,000	567,843
Wayfair LLC 7.125% 5/31/2034 (j)		40,000	40,758
Wayfair LLC 7.25% 10/31/2029 (j)		1,032,000	1,061,829
Wayfair LLC 7.75% 9/15/2030 (j)		473,000	492,397
			2,223,434
Diversified Consumer Services - 0.6%
Sotheby's 8.25% 4/15/2031 (j)		327,000	321,918
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)		65,000	61,824
StoneMor Inc 8.5% 5/15/2029 (j)		382,000	374,663
			758,405
Hotels, Restaurants & Leisure - 3.9%
Acushnet Co 5.625% 12/1/2033 (j)		35,000	34,726
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (j)		190,000	172,902
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)		2,183,000	2,003,925
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)		215,000	214,019
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)		195,000	196,130
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)		257,000	259,276
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)		606,000	612,867
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (j)		165,000	168,227
Light & Wonder International Inc 6.25% 10/1/2033 (j)		90,000	89,004
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)		275,000	233,131
NCL Corp Ltd 5.875% 1/15/2031 (j)		468,000	452,269
NCL Corp Ltd 6.25% 9/15/2033 (j)		338,000	324,062
			4,760,538
Household Durables - 1.5%
Beazer Homes USA Inc 7.5% 3/15/2031 (j)		271,000	273,973
LGI Homes Inc 7% 11/15/2032 (j)		235,000	226,702
TopBuild Corp 5.625% 1/31/2034 (j)		438,000	442,249
Whirlpool Corp 5.75% 3/1/2034		391,000	323,835
Whirlpool Corp 6.5% 6/15/2033		701,000	636,219
			1,902,978
Specialty Retail - 1.7%
Advance Auto Parts Inc 3.5% 3/15/2032		65,000	57,011
Advance Auto Parts Inc 3.9% 4/15/2030		60,000	56,028
Advance Auto Parts Inc 7% 8/1/2030 (j)		143,000	146,930
Advance Auto Parts Inc 7.375% 8/1/2033 (j)		295,000	306,877
Carvana Co 4.875% 9/1/2029 (j)		25,000	22,750
Carvana Co 9% 6/1/2030 pay-in-kind (c)(j)		195,847	203,123
Champions Financing Inc 8.75% 2/15/2029 (j)		277,000	267,728
LBM Acquisition LLC 6.25% 1/15/2029 (j)		197,000	121,357
Michaels Cos Inc/The 11% 3/15/2034 (j)		185,000	174,915
Michaels Cos Inc/The 8.5% 3/15/2033 (j)		180,000	175,733
Staples Inc 10.75% 9/1/2029 (j)		418,000	397,678
Staples Inc 12.75% 1/15/2030 (j)		325,538	249,180
			2,179,310
TOTAL CONSUMER DISCRETIONARY			12,605,858
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (j)		272,000	264,908
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)		90,000	88,619
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)		189,000	182,074
Albertsons Cos Inc 5.625% 3/31/2032 (j)		215,000	209,909
C&S Group Enterprises LLC 5% 12/15/2028 (j)		181,000	170,325
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)		40,000	40,534
Performance Food Group Inc 4.25% 8/1/2029 (j)		45,000	43,599
Performance Food Group Inc 5.625% 3/1/2034 (j)		115,000	112,377
Performance Food Group Inc 6.125% 9/15/2032 (j)		50,000	50,550
US Foods Inc 5.75% 4/15/2033 (j)		33,000	32,953
			1,195,848
Food Products - 1.8%
B&G Foods Inc 5.25% 9/15/2027		5,000	4,861
Post Holdings Inc 4.5% 9/15/2031 (j)		871,000	817,321
Post Holdings Inc 4.625% 4/15/2030 (j)		298,000	289,898
Post Holdings Inc 6.25% 10/15/2034 (j)		364,000	360,744
Post Holdings Inc 6.25% 2/15/2032 (j)		87,000	88,382
Post Holdings Inc 6.375% 3/1/2033 (j)		417,000	415,798
Post Holdings Inc 6.5% 3/15/2036 (j)		248,000	246,049
			2,223,053
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (j)		214,000	215,147
TOTAL CONSUMER STAPLES			3,634,048
Energy - 6.2%
Energy Equipment & Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)		138,000	141,276
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)		265,000	265,102
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)		133,000	133,810
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)		176,000	179,113
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)		99,000	101,747
Oceaneering International Inc 6% 2/1/2028		113,000	114,016
			935,064
Oil, Gas & Consumable Fuels - 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)		143,000	141,498
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (j)		200,000	197,598
California Resources Corp 7% 1/15/2034 (j)		135,000	136,089
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (j)		80,000	84,701
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)		207,000	211,651
CNX Midstream Partners LP 4.75% 4/15/2030 (j)		793,000	765,597
CNX Resources Corp 5.875% 3/1/2034 (j)		180,000	177,190
CNX Resources Corp 7.25% 3/1/2032 (j)		322,000	332,800
CNX Resources Corp 7.375% 1/15/2031 (j)		214,000	219,654
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		861,000	869,490
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)		409,000	415,843
Harvest Midstream I LP 6.75% 5/15/2034 (j)		135,000	138,600
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (j)		65,000	64,710
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,151,000	1,127,979
Sunoco LP 5.375% 7/15/2031 (j)		105,000	104,489
Sunoco LP 5.625% 3/15/2031 (j)		251,000	251,316
Sunoco LP 5.625% 7/15/2034 (j)		153,000	150,693
Sunoco LP 5.875% 3/15/2034 (j)		557,000	553,673
Sunoco LP 6.25% 7/1/2033 (j)		891,000	906,086
			6,849,657
TOTAL ENERGY			7,784,721
Financials - 7.0%
Capital Markets - 0.4%
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)		293,000	283,199
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (j)		209,000	206,081
			489,280
Consumer Finance - 1.1%
Ally Financial Inc 6.646% 1/17/2040 (c)		1,024,000	1,014,587
LFS Topco LLC 8.75% 7/15/2030 (j)		165,000	164,260
SLM Corp 6.495% 5/15/2032 (c)		115,000	115,099
SLM Corp 6.5% 1/31/2030		82,000	83,060
			1,377,006
Financial Services - 3.4%
Block Inc 3.5% 6/1/2031		1,113,000	1,014,094
Block Inc 5.625% 8/15/2030 (j)		277,000	278,140
Block Inc 6% 8/15/2033 (j)		436,000	436,109
Block Inc 6.5% 5/15/2032		1,391,000	1,417,407
Burford Capital Global Finance LLC 7.5% 7/15/2033 (j)		197,000	168,435
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		660,000	666,980
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		208,000	222,052
Walker & Dunlop Inc 6.625% 4/1/2033 (j)		38,000	38,414
			4,241,631
Insurance - 0.9%
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)		682,000	711,182
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (j)		448,000	437,851
			1,149,033
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (j)		70,000	69,911
Starwood Property Trust Inc 3.625% 7/15/2026 (j)		144,000	143,694
Starwood Property Trust Inc 5.25% 10/15/2028 (j)		350,000	349,089
Starwood Property Trust Inc 5.75% 1/15/2031 (j)		109,000	108,976
Starwood Property Trust Inc 6% 4/15/2030 (j)		199,000	200,721
Starwood Property Trust Inc 6.125% 6/1/2031 (j)		40,000	40,443
Starwood Property Trust Inc 6.5% 10/15/2030 (j)		285,000	292,073
Starwood Property Trust Inc 6.5% 7/1/2030 (j)		287,000	293,774
Starwood Property Trust Inc 7.25% 4/1/2029 (j)		63,000	65,334
			1,564,015
TOTAL FINANCIALS			8,820,965
Health Care - 15.1%
Biotechnology - 0.3%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)		421,000	382,759
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		17,000	17,136
Health Care Providers & Services - 11.6%
Accendra Health Inc 6.625% 4/1/2030 (j)		528,000	318,621
AMN Healthcare Inc 4% 4/15/2029 (j)		383,000	369,745
Centene Corp 3% 10/15/2030		475,000	428,074
Centene Corp 3.375% 2/15/2030		747,000	694,160
Centene Corp 4.625% 12/15/2029		170,000	165,574
CHS/Community Health Systems Inc 4.75% 2/15/2031 (j)		404,000	371,459
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)		447,000	421,230
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)		243,000	220,983
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)		170,000	178,316
CVS Health Corp 6.75% 12/10/2054 (c)		2,316,000	2,414,731
CVS Health Corp 7% 3/10/2055 (c)		681,000	709,544
DaVita Inc 3.75% 2/15/2031 (j)		1,070,000	994,881
DaVita Inc 6.875% 9/1/2032 (j)		584,000	604,763
Encompass Health Corp 4.625% 4/1/2031		294,000	284,534
Humana Inc 6.625% 9/15/2056 (c)		446,000	442,077
Molina Healthcare Inc 3.875% 11/15/2030 (j)		732,000	677,473
Molina Healthcare Inc 6.25% 1/15/2033 (j)		679,000	678,940
Molina Healthcare Inc 6.5% 2/15/2031 (j)		458,000	464,431
Pediatrix Medical Group Inc 5.375% 2/15/2030 (j)		762,000	754,090
Tenet Healthcare Corp 5.5% 11/15/2032 (j)		1,270,000	1,264,865
Tenet Healthcare Corp 6% 11/15/2033 (j)		468,000	472,567
Tenet Healthcare Corp 6.125% 10/1/2028		1,111,000	1,113,835
Tenet Healthcare Corp 6.125% 6/15/2030		80,000	80,745
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)		304,000	291,235
			14,416,873
Health Care Technology - 1.7%
IQVIA Inc 5% 10/15/2026 (j)		607,000	606,696
IQVIA Inc 5% 5/15/2027 (j)		1,080,000	1,079,480
IQVIA Inc 6.25% 6/1/2032 (j)		386,000	394,338
			2,080,514
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International Inc 3.75% 3/15/2029 (j)		421,000	403,311
Charles River Laboratories International Inc 4.25% 5/1/2028 (j)		1,340,000	1,314,595
Fortrea Holdings Inc 7.5% 7/1/2030 (j)		61,000	61,481
			1,779,387
Pharmaceuticals - 0.1%
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)		170,000	167,925
TOTAL HEALTH CARE			18,844,594
Industrials - 7.7%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029		328,000	324,363
ATI Inc 7.25% 8/15/2030		126,000	130,817
TransDigm Inc 4.875% 5/1/2029		262,000	258,926
TransDigm Inc 6% 1/15/2033 (j)		634,000	641,249
TransDigm Inc 6.125% 7/31/2034 (j)		175,000	174,276
TransDigm Inc 6.25% 1/31/2034 (j)		93,000	95,186
TransDigm Inc 6.375% 3/1/2029 (j)		518,000	528,171
TransDigm Inc 6.375% 5/31/2033 (j)		116,000	117,114
TransDigm Inc 6.625% 3/1/2032 (j)		32,000	32,913
TransDigm Inc 6.75% 1/31/2034 (j)		101,000	103,510
			2,406,525
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)		115,000	118,504
Building Products - 1.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (j)		105,000	102,292
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)		475,000	481,093
Builders FirstSource Inc 6.375% 3/1/2034 (j)		92,000	91,921
Builders FirstSource Inc 6.75% 5/15/2035 (j)		179,000	180,783
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)		664,000	404,698
			1,260,787
Commercial Services & Supplies - 3.3%
ADT Security Corp/The 5.875% 10/15/2033 (j)		163,000	159,298
Artera Services LLC 8.5% 2/15/2031 (j)		1,034,000	944,258
Brand Industrial Services Inc 10.375% 8/1/2030 (j)		933,000	824,593
Neptune Bidco US Inc 9.5% 2/15/2033 (j)		150,000	153,443
OT Midco Inc 10% 2/15/2030 (j)		110,000	42,412
Reworld Holding Corp 4.875% 12/1/2029 (j)		1,995,000	1,892,773
			4,016,777
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (j)		182,000	182,282
Granite Construction Inc 6.375% 6/15/2034 (j)(o)		80,000	81,641
			263,923
Electrical Equipment - 0.2%
WESCO Distribution Inc 5.25% 4/15/2031 (j)		120,000	118,861
WESCO Distribution Inc 5.5% 4/15/2034 (j)		160,000	158,837
			277,698
Machinery - 0.3%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (j)		110,000	111,474
Enpro Inc 6.125% 6/1/2033 (j)		55,000	55,996
Terex Corp 6.25% 10/15/2032 (j)		210,000	213,217
			380,687
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)		176,000	161,892
Trading Companies & Distributors - 0.6%
Herc Holdings Inc 5.75% 3/15/2031 (j)		95,000	94,990
Herc Holdings Inc 6% 3/15/2034 (j)		155,000	154,028
Herc Holdings Inc 7% 6/15/2030 (j)		136,000	141,314
Herc Holdings Inc 7.25% 6/15/2033 (j)		139,000	144,996
United Rentals North America Inc 5.375% 11/15/2033 (j)		166,000	163,924
United Rentals North America Inc 6.125% 3/15/2034 (j)		97,000	99,549
			798,801
TOTAL INDUSTRIALS			9,685,594
Information Technology - 5.5%
IT Services - 2.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		431,000	429,831
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		121,000	120,861
CoreWeave Inc 9% 2/1/2031 (j)		610,000	618,491
CoreWeave Inc 9.25% 6/1/2030 (j)		91,000	92,841
CoreWeave Inc 9.75% 10/1/2031 (j)		315,000	324,914
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)		1,428,000	1,343,908
			2,930,846
Semiconductors & Semiconductor Equipment - 2.2%
Entegris Inc 5.95% 6/15/2030 (j)		1,854,000	1,873,133
ON Semiconductor Corp 3.875% 9/1/2028 (j)		809,000	789,305
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		129,675	116,224
			2,778,662
Software - 0.8%
Cloud Software Group Inc 9% 9/30/2029 (j)		145,000	143,278
Oracle Corp 3.6% 4/1/2040		872,000	646,592
Oracle Corp 6.55% 2/4/2046		105,000	101,240
Oracle Corp 6.7% 2/4/2056		50,000	48,156
Oracle Corp 6.85% 2/4/2066		10,000	9,578
Rackspace Finance LLC 3.5% 5/15/2028 (j)		12,525	10,582
			959,426
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (j)		40,000	38,200
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (j)		106,000	107,815
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)		64,000	65,220
			211,235
TOTAL INFORMATION TECHNOLOGY			6,880,169
Materials - 6.4%
Chemicals - 4.7%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(j)		275,091	220,073
Celanese US Holdings LLC 6.75% 4/15/2033		567,000	584,962
Celanese US Holdings LLC 7% 2/15/2031		170,000	176,193
Celanese US Holdings LLC 7.375% 2/15/2034		291,000	303,934
Celanese US Holdings LLC 7.379% 7/15/2032 (c)		406,000	426,698
Celanese US Holdings LLC 7.55% 11/15/2030 (c)		176,000	187,208
Celanese US Holdings LLC 7.7% 11/15/2033 (c)		236,000	253,443
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (j)		49,085	33,254
Mativ Holdings Inc 8% 10/1/2029 (j)		235,000	234,073
Olin Corp 5% 2/1/2030		1,089,000	1,056,767
Olin Corp 6.625% 4/1/2033 (j)		902,000	895,381
Olympus Water US Holding Corp 6.75% 8/1/2032 (j)		675,000	659,017
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)		598,000	591,215
Perimeter Holdings LLC 6.25% 1/15/2034 (j)		100,000	99,523
Tronox Inc 4.625% 3/15/2029 (j)		235,000	187,177
			5,908,918
Construction Materials - 0.9%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)		732,000	745,370
Quikrete Holdings Inc 6.75% 3/1/2033 (j)		398,000	403,720
			1,149,090
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)		407,000	386,040
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)		371,000	373,860
			759,900
Metals & Mining - 0.2%
Commercial Metals Co 5.75% 11/15/2033 (j)		115,000	115,087
Commercial Metals Co 6% 12/15/2035 (j)		79,000	79,147
			194,234
TOTAL MATERIALS			8,012,142
Real Estate - 3.1%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		260,000	272,570
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		135,000	141,527
			414,097
Health Care REITs - 0.7%
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	100,000	113,207
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		443,000	362,179
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		412,000	402,167
			877,553
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (j)		95,000	94,247
Real Estate Management & Development - 2.0%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (j)		325,000	327,800
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (j)		240,000	236,823
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)		235,000	253,156
Kennedy-Wilson Inc 7% 6/1/2031 (j)		235,000	240,485
Kennedy-Wilson Inc 7.25% 6/1/2033 (j)		235,000	238,899
Taylor Morrison Communities Inc 5.125% 8/1/2030 (j)		1,000,000	990,062
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)		155,000	155,752
			2,442,977
TOTAL REAL ESTATE			3,828,874
Utilities - 9.6%
Electric Utilities - 8.0%
DPL LLC/Ohio 4.35% 4/15/2029		1,148,000	1,108,204
Edison International 4.8% 3/15/2031		105,000	102,251
Edison International 7.875% 6/15/2054 (c)		634,000	648,614
Edison International 8.125% 6/15/2053 (c)		187,000	190,968
NRG Energy Inc 5.75% 1/15/2034 (j)		265,000	262,120
NRG Energy Inc 5.75% 7/15/2029 (j)		62,000	62,056
NRG Energy Inc 5.875% 5/15/2034 (j)		208,000	206,692
NRG Energy Inc 6% 1/15/2036 (j)		260,000	258,264
NRG Energy Inc 6% 2/1/2033 (j)		564,000	568,265
NRG Energy Inc 6.125% 5/15/2036 (j)		100,000	99,783
NRG Energy Inc 6.25% 11/1/2034 (j)		649,000	654,539
PG&E Corp 5.25% 7/1/2030		1,870,000	1,850,145
PG&E Corp 6.85% 9/15/2056 (c)		193,000	192,315
PG&E Corp 7.375% 3/15/2055 (c)		1,108,000	1,128,368
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (j)		1,296,000	1,287,464
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)		429,000	446,819
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)		383,000	404,429
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)		385,000	412,736
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (j)		160,000	171,924
			10,055,956
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp/The 6.95% 7/15/2055 (c)		156,000	153,826
Sunnova Energy Corp 5.875% (e)(f)(j)		179,000	448
TerraForm Power Operating LLC 4.75% 1/15/2030 (j)		1,948,000	1,881,084
			2,035,358
TOTAL UTILITIES			12,091,314
TOTAL UNITED STATES			100,968,565
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $108,612,112)			108,404,159

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (l) (Cost $104,218)	1,088	107,678

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.1%
Banks - 0.1%
BW Real Estate Inc 9.5% (c)(j)(n)	100,000	102,447
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(n)	60,000	58,510
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(n)	16,452	16,309
TOTAL FINANCIALS		177,266
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 4.125% (c)(n)	360,000	357,697
Sumisho Air Lease Corp 4.65% (c)(n)	135,000	136,197
TOTAL INDUSTRIALS		493,894
TOTAL UNITED STATES		671,160
TOTAL PREFERRED SECURITIES (Cost $666,966)		671,160

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $2,776,150)	3.67	2,775,595	2,776,151

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $125,723,774)	125,996,530
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(591,227)
NET ASSETS - 100.0%	125,405,303

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,249 and $1,948, respectively.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,106,140 or 67.1% of net assets.

(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,289 or 0.0% of net assets.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	338,417	25,228,381	22,790,605	43,013	(42)	-	2,776,151	2,775,595	0.0%
Total	338,417	25,228,381	22,790,605	43,013	(42)	-	2,776,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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